Vessels Under Construction (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Beginning balance	$ 170,776
Payments to shipyard	84,665	$ 124,991
Ending balance	162,283
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	170,776
Transfer to vessels in operation	(93,158)
Other payments including site team costs and initial stores and capitalized interest	7,811
Ending balance	162,283
Vessels Under Construction [Member] | Shipyard [Member]
Property, Plant and Equipment [Line Items]
Payments to shipyard	$ 76,856